Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($)	Series A-1 Preferred Stock [Member] Preferred Stock [Member]	Series A-1 Preferred Stock [Member]	Series A-2 Preferred Stock [Member] Preferred Stock [Member]	Series A-2 Preferred Stock [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2021	1,960,600		335,711		1,034,890
Balance at Dec. 31, 2021	$ 246,849		$ 4,173,267		$ 19,867,095
Balance (in shares) at Dec. 31, 2021							518,140
Balance at Dec. 31, 2021								$ 518	$ 18,521,988	$ (46,465,869)	$ (27,943,363)
Stock-based compensation expense	0		0		0			0	333,835	0	333,835
Contributed capital in lieu of executive compensation	0		0		0			0	127,516	0	127,516
Net loss										(5,803,047)	(5,803,047)
Conversion of preferred stock to common stock											0
Stock-based compensation expense, including vesting of RSUs	$ 0		$ 0		$ 0			0	333,835	0	$ 333,835
Issuance of common stock from exercises of stock options (in shares)											0
Balance (in shares) at Dec. 31, 2022	1,960,600	1,960,600	335,711	335,711	1,034,890	1,034,890
Balance at Dec. 31, 2022	$ 246,849		$ 4,173,267		$ 19,867,095
Balance (in shares) at Dec. 31, 2022							518,140
Balance at Dec. 31, 2022								518	18,983,339	(52,268,916)	$ (33,285,059)
Stock-based compensation expense	0		0		0			0	407,632	0	407,632
Net loss	$ 0		$ 0		$ 0		$ 0	0	0	(2,171,873)	(2,171,873)
Conversion of preferred stock to common stock (in shares)	(1,960,600)		(335,711)		(1,034,890)
Conversion of preferred stock to common stock	$ (246,849)		$ (4,173,267)		$ (19,867,095)
Conversion of preferred stock to common stock (in shares)							2,936,566
Conversion of preferred stock to common stock								2,937	24,284,274	0	24,287,211
Issuance of common stock upon settlement of convertible promissory note (in shares)	0		0		0		795,905
Issuance of common stock upon settlement of convertible promissory note	$ 0		$ 0		$ 0			796	6,988,953	0	6,989,749
Issuance of common stock to Diffusion stockholders in reverse recapitalization, net of issuance costs	$ 0		$ 0		$ 0			1,360	10,337,754		$ 10,339,114
Issuance of common stock to Diffusion stockholders in reverse recapitalization, net of issuance costs (in shares)							1,360,244				1,360,244
Sale of common stock (in shares)	0		0		0		63,422
Sale of common stock	$ 0		$ 0		$ 0			63	809,937	0	$ 810,000
Stock-based compensation expense, including vesting of RSUs	$ 0		$ 0		$ 0			0	407,632	0	$ 407,632
Stock-based compensation expense, including vesting of RSUs (in shares)							77
Issuance of common stock from exercises of stock options (in shares)	0		0		0		359				359
Issuance of common stock from exercises of stock options	$ 0		$ 0		$ 0			0	0	0	$ 0
Repurchase of common stock from net settled stock option (in shares)	0		0		0		(193)
Repurchase of common stock from net settled stock option	$ 0		$ 0		$ 0			0	0	0	0
Balance (in shares) at Dec. 31, 2023	0	0	0	0	0	0
Balance at Dec. 31, 2023	$ 0		$ 0		$ 0
Balance (in shares) at Dec. 31, 2023							5,674,520
Balance at Dec. 31, 2023								$ 5,674	$ 61,811,889	$ (54,440,789)	$ 7,376,774